Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and Fee Income
Loans, including fees	$ 9,975,109	$ 10,696,562
Debt securities
Taxable	361,183	584,342
Tax-exempt	1,606,535	1,446,810
Mortgage-backed securities	801,400	1,129,544
Other	47,006	10,021
Total income	12,791,233	13,867,279
Interest Expense
Deposits	2,288,065	2,862,768
Short-term borrowings	14,916	16,187
Federal Home Loan Bank advances	19	473
Total interest expense	2,303,000	2,879,428
Net Interest Income	10,488,233	10,987,851
Provision for loan losses	490,000	625,000
Net Interest Income After Provision for Loan Losses	9,998,233	10,362,851
Noninterest Income
Fiduciary activities	289,947	236,838
Commission income	972,082	1,332,247
Service charges on deposit accounts	863,465	922,916
Mortgage banking operations, net	578,735	304,793
Net realized gains on sales of available-for-sale securities	1,158,535	281,810
Loan servicing fees	360,756	369,046
Increase in cash surrender value of life insurance	202,465	156,112
Other	456,243	392,121
Total noninterest income	4,882,228	3,995,883
Noninterest Expense
Salaries and employee benefits	6,452,122	6,229,964
Occupancy and equipment	979,690	1,010,415
Data processing and telecommunications	534,549	560,396
Professional	259,382	195,870
Marketing	128,550	115,790
Postage and office supplies	265,773	281,595
Deposit insurance premium	157,491	228,925
Impairment on mortgage servicing rights asset		58,818
Other	1,198,393	1,132,184
Total noninterest expense	9,975,950	9,813,957
Income Before Income Taxes	4,904,511	4,544,777
Provision for Income Taxes	1,337,487	1,259,094
Net Income	$ 3,567,024	$ 3,285,683
Basic Earnings Per Share	$ 1.89	$ 1.74
Diluted Earnings Per Share	$ 1.89	$ 1.74
Cash Dividends Per Share	$ 0.40	$ 0.30